SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due from related parties	$ 77,641	$ 31,624
Due to related parties	1,734,660	1,491,227
Ours Media Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	31,874	31,624
ST Meng Pte Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	45,767
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	343,529	68,026
Ms Ho Ling Honnus Cheung [Member]
Related Party Transaction [Line Items]
Due to related parties	23,762	25,111
Mr Liqian Liao [Member]
Related Party Transaction [Line Items]
Due to related parties	23,762	25,111
Ms Rose Ellen Steinberg [Member]
Related Party Transaction [Line Items]
Due to related parties	25,054	25,111
MrToh Eng YongJulius [Member]
Related Party Transaction [Line Items]
Due to related parties	659
MrTang Kaidi [Member]
Related Party Transaction [Line Items]
Due to related parties	659
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	85,053	184,948
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,232,182	$ 1,162,920